Vanguard Managed Payout Distribution Focus Fund
Risk/Return
Investment Objective
The Fund will make monthly distributions of cash while seeking to provide preservation of invested capital over the long term.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Managed Payout Distribution Focus Fund Retail) Vanguard Managed Payout Distribution Focus Fund (USD $)	Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Managed Payout Distribution Focus Fund Retail) Vanguard Managed Payout Distribution Focus Fund		Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses		0.48%
Total Annual Fund Operating Expenses	[2]	0.51%
[1]	Other Expenses reflect direct expenses attributable to the Fund's investment in an Irish-domiciled wholly owned subsidiary, which in turn invests in commodity-linked and other investments.
[2]	Total Annual Fund Operating Expenses would be 0.21% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Managed Payout Distribution Focus Fund Retail) Vanguard Managed Payout Distribution Focus Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Managed Payout Distribution Focus Fund - Investor Shares	52	164	285	640

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33%.

Primary Investment Strategies

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Primary Risks

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders.A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 39), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investment in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Interest rate risk is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI Equity Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Managed Payout Distribution Focus Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.86% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -8.48% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Managed Payout Distribution Focus Fund Retail) Vanguard Managed Payout Distribution Focus Fund	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Managed Payout Distribution Focus Fund - Investor Shares	9.39%	2.73%
Vanguard Managed Payout Distribution Focus Fund - Investor Shares Return After Taxes on Distributions	8.64%	1.81%
Vanguard Managed Payout Distribution Focus Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	6.35%	1.84%
Vanguard Managed Payout Distribution Focus Fund - Investor Shares Barclays U.S. Aggregate Bond Index	4.21%	5.98%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Distribution Focus Fund - Investor Shares FTSE All-World Index	16.61%	(0.29%)	(reflects no deduction for fees or expenses)
Vanguard Managed Payout Distribution Focus Fund - Investor Shares Managed Payout Distribution Focus Composite Index	9.97%	2.62%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Distribution Focus Fund - Investor Shares MSCI ACWI Equity IMI	16.38%	(0.13%)	(reflects no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Managed Payout Growth and Distribution Fu
Risk/Return
Investment Objective
The Fund will make monthly distributions of cash while seeking to provide inflation protection and preservation of invested capital over the long term.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Managed Payout Growth and Distribution Fund Retail) Vanguard Managed Payout Growth and Distribution Fu (USD $)	Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Managed Payout Growth and Distribution Fund Retail) Vanguard Managed Payout Growth and Distribution Fu		Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses		0.40%
Total Annual Fund Operating Expenses	[2]	0.43%
[1]	Other Expenses reflect direct expenses attributable to the Fund's investment in an Irish-domiciled wholly owned subsidiary, which in turn invests in commodity-linked and other investments.
[2]	Total Annual Fund Operating Expenses would be 0.22% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Managed Payout Growth and Distribution Fund Retail) Vanguard Managed Payout Growth and Distribution Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares	44	138	241	542

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32%.

Primary Investment Strategies

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Primary Risks

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders.A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 39), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investment in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Interest rate risk is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI Equity Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Managed Payout Growth and Distribution Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.52% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.51% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Managed Payout Growth and Distribution Fund Retail) Vanguard Managed Payout Growth and Distribution Fu	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares	11.02%	2.41%
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares Return After Taxes on Distributions	10.35%	1.57%
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.40%	1.60%
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares Barclays U.S. Aggregate Bond Index	4.21%	5.98%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares FTSE All-World Index	16.61%	(0.29%)	(reflects no deduction for fees or expenses)
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares Managed Payout Growth and Distribution Composite Index	10.67%	1.66%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares MSCI ACWI Equity IMI	16.38%	(0.13%)	(reflects no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Managed Payout Growth Focus Fund
Risk/Return
Investment Objective
The Fund will make monthly distributions of cash while seeking to provide inflation protection and appreciation of invested capital over the long term.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Managed Payout Growth Focus Fund Retail) Vanguard Managed Payout Growth Focus Fund (USD $)	Vanguard Managed Payout Growth Focus Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Managed Payout Growth Focus Fund Retail) Vanguard Managed Payout Growth Focus Fund		Vanguard Managed Payout Growth Focus Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses	[1]	0.03%
Acquired Fund Fees and Expenses		0.32%
Total Annual Fund Operating Expenses	[2]	0.35%
[1]	Other Expenses reflect direct expenses attributable to the Fund's investment in an Irish-domiciled wholly owned subsidiary, which in turn invests in commodity-linked and other investments.
[2]	Total Annual Fund Operating Expenses would be 0.22% if Acquired Fund Short Sale Dividend and Acquired Fund Short Sale Borrowing Expenses were excluded. Vanguard Market Neutral Fund's short sale borrowing and dividend expenses are expected to be offset by amounts the fund earns through short sale-related interest earnings and other investment returns. See "Plain Talk About Acquired Fund Short Sale Borrowing and Dividend Expenses."

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Managed Payout Growth Focus Fund Retail) Vanguard Managed Payout Growth Focus Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Managed Payout Growth Focus Fund - Investor Shares	36	113	197	443

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50%.

Primary Investment Strategies

The Fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with regular cash flow from their investments in the Fund. The Fund may allocate its assets across a broadly diversified selection of opportunities-such as stocks (including stocks issued by real estate investment trusts (REITs)), bonds, cash, inflation-linked investments, and selected other investments-in proportions that reflect the advisor's evaluation of their expected returns and risks as an integrated whole. The advisor uses quantitative analysis and professional judgment in an attempt to combine complementary asset classes and investments across the risk/reward spectrum. The exact proportion of each asset class or investment may be changed to reflect shifts in the advisor's risk and return expectations. Although the Fund has flexibility to invest substantially in a single asset class or investment, the Fund is generally expected to allocate its assets across multiple asset classes and investments, including the following:

Stocks. The Fund may invest in Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund (and/or other Vanguard stock funds) to capture the investment returns of U.S. and foreign equity markets. The Fund may also invest in Vanguard REIT Index Fund, in order to capture the returns of stocks issued by equity real estate investment trusts (known as REITs). The Fund will, through its investments in Vanguard stock funds, indirectly invest, to varying degrees, in large-, mid-, and small-capitalization stocks diversified across growth and value styles in the United States, as well as stocks of companies located in developed and emerging markets around the world.

Bonds and Cash. The Fund may invest in Vanguard Total Bond Market II Index Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Total International Bond Index Fund (and/or other Vanguard bond funds) to capture the investment returns of U.S. and foreign fixed income markets. Through its investments in one or more Vanguard bond funds, the Fund will indirectly invest, to varying degrees, in a wide spectrum of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure). The Fund may also invest a portion of its assets in a Vanguard money market fund that invests in high-quality, short-term money market instruments.

Inflation-Linked Investments. The Fund may invest in Vanguard Inflation-Protected Securities Fund, which invests primarily in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities, and corporations.

Other Investments. The Fund may invest in selected other investments ('other investments') that employ strategies that have historically generated capital appreciation over the long term while exhibiting low correlation with the returns of the U.S. stock market. The advisor believes that the expected return characteristics of these other investments offer potential diversification to a balanced portfolio of stocks, bonds, and cash. A description of the Fund's potential other investments follows.

o Commodity-Linked Investments and Subsidiary Investments. The Fund may allocate a portion of its assets to investments that create exposure to the commodity markets, including investments that provide exposure to the total return of a diversified basket of exchange-traded futures contracts on physical commodities. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund may obtain exposure to the commodities markets through investing a portion of its assets in a wholly owned subsidiary, which in turn invests in fixed income securities as well as commodity-linked investments. The Fund may also obtain exposure to commodities markets by direct investment in commodity-linked investments. Commodity-linked investments may include commodity futures contracts, options on commodity futures contracts, commodity-linked total return swaps, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked investments.

o Market Neutral Investments. The Fund may invest in Vanguard Market Neutral Fund, which seeks to provide long-term capital appreciation while limiting exposure to general stock market risk. The Market Neutral Fund's advisor selects and maintains a diversified portfolio of common stocks for the fund. The Market Neutral Fund follows a market neutral strategy, which the fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk, sometimes referred to as beta neutrality. Beta is a measure of a stock's volatility relative to the volatility of the general stock market. The advisor for the Market Neutral Fund buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Market Neutral Fund attempts to limit the effect of market movements on portfolio performance.

Primary Risks

The Fund's investment strategies are intended to create a moderate level of risk for the Fund. An investment in the Fund, however, could lose money over short, intermediate, or even long periods of time because the Fund allocates its assets worldwide across different asset classes and investments with specific risk and return characteristics. Results may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies will succeed.

The Fund is subject to one or more of the risks described in this section. Each of these risks, alone or in combination with other risks, has the potential to hurt, sometimes significantly, Fund performance and reduce Fund distributions.

Managed Distribution Risk

The Fund is expected to continue to make monthly cash distributions under its managed distribution policy regardless of the Fund's investment performance. Because these distributions will be made from Fund assets and shareholders are generally not expected to reinvest such distributions in additional Fund shares, the Fund's monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Moreover, even if the Fund's capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its scheduled cash distributions without returning capital to shareholders. A return of capital is a return of all or part of a shareholder's original investment in the Fund. In general, return of capital reduces a shareholder's cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund's ability to achieve its objective of growing capital while making monthly distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

The Fund's managed distribution policy is designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. Under the managed distribution policy, the dollar amount of the Fund's scheduled monthly distributions for a particular calendar year generally will increase or decrease each January based on the Fund's performance over the previous three years. Accordingly, the dollar amount of the Fund's monthly cash distributions could increase or decrease substantially from one year to the next and over time depending on, among other things, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund's investment strategies, and the amount and timing of prior distributions by the Fund. It is also possible for your distributions from the Fund to decrease substantially from one year to the next and over time, depending on the timing of your investments in the Fund. Any redemptions you make from your Fund account also may proportionately reduce the amount of future cash distributions you will receive from the Fund.

Manager Risk and Asset Allocation Risk

The Fund is subject to manager risk and asset allocation risk, which are the risks that poor investment selections and/or poor asset allocation decisions by the advisor, and the asset allocation targets set by the investment committee (described on page 39), will cause the Fund either to fail to achieve its objective or to generate lower returns than were possible from different investment selections and/or asset allocation decisions. The underlying Vanguard funds in which the Fund invests also may be subject to manager risk to the extent that poor security selection by an advisor of an underlying fund will cause that underlying fund to underperform relevant benchmarks or other funds with similar investment objectives.

U.S. Stock Risks

The Fund's investments in underlying funds that invest in stocks subject it to stock risks, such as stock market risk and REIT stock risk.

Stock market risk is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

REIT stock risk includes risks associated with investments in an underlying fund that invests primarily in REITs, and also includes real estate industry risk and investment style risk, as well as stock market risk (previously described) and interest rate risk (described under 'Bond Risks'). Real estate industry risk is the chance that the stocks of REITs will decline because of adverse developments affecting the real estate industry and real property values. Investment style risk is the chance that the returns from REIT stocks-which typically are small- or mid-capitalization stocks-will trail returns from the overall stock market. Historically, small- and mid-cap stocks have performed quite differently from the overall market.

Foreign Stock Risks

The Fund's investments in underlying funds that invest in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Additional foreign stock risks include currency risk, country/regional risk, and emerging markets risk.

Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions.

Emerging markets risk is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Bond Risks

The Fund's investments in underlying funds that invest in bonds or money market instruments subject it to bond risks, such as interest rate risk, income risk, credit risk, call risk, and, to a limited extent, event risk. The Fund is also subject to risks associated with investment in currency-hedged foreign bonds, including country/regional risk and currency hedging risk.

Interest rate risk is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the underlying bond funds invest primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

Income risk is the chance that an underlying fund's income will decline because of falling interest rates.

Credit risk is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return. Although the Fund has limited exposure to low-quality bonds (through its investment in Vanguard Intermediate-Term Investment-Grade Fund), overall credit risk should be low for the Fund because the underlying bond funds invest primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

Call risk is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. If an underlying fund holds a bond that is called, the underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

Country/regional risk is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by foreign governments, government agencies, or companies.

Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund's foreign currency exposure.

Event risk is the chance that corporate fixed income securities will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

Inflation-Linked Investment Risk

The Fund's investment in Vanguard Inflation-Protected Securities Fund subjects it to risks associated with investing in inflation-indexed securities. These risks include the chance of considerable income fluctuations associated with changes in inflation, as well as bond risks (previously described).

Commodity-Linked Investment and Subsidiary Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments, and in a subsidiary that invests in commodity-linked investments. These investments subject the Fund to risks associated with investments that create exposure to the total return of exchange-traded futures contracts on physical commodities. Commodity futures prices have a historically low correlation with the returns of the stock and bond markets. Particular commodity-linked investments will not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any particular commodity futures market index. Commodity-linked investment risks include commodity futures trading risk, structured note risk, swap agreement risk, and derivatives risk. Derivatives may involve risks different from, and possibly greater than, investments in the underlying securities, assets, reference rates, or indexes. The use of a derivative subjects the investor to the risk of non-performance by the counterparty, potentially resulting in delayed or partial payment or even non-payment of amounts due under the derivative contract. Investment in a subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These risks are described under More on the Funds. The subsidiary will not be organized as a mutual fund that is registered under any federal or state securities laws, including the Investment Company Act of 1940.

Market Neutral Investment Risk

The Fund's investment in Vanguard Market Neutral Fund subjects it to risks associated with market neutral investing, such as strategy risk, short-selling risk, manager risk, investment risk, country risk, and currency risk. These risks are described under More on the Funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite index, which have investment characteristics similar to those of the Fund. FTSE All-World Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. MSCI ACWI Equity Investable Market Index (IMI) returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Managed Payout Growth Focus Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.45% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -13.40% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Managed Payout Growth Focus Fund Retail) Vanguard Managed Payout Growth Focus Fund	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard Managed Payout Growth Focus Fund - Investor Shares	13.24%	1.77%
Vanguard Managed Payout Growth Focus Fund - Investor Shares Return After Taxes on Distributions	12.54%	1.07%
Vanguard Managed Payout Growth Focus Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	8.91%	1.15%
Vanguard Managed Payout Growth Focus Fund - Investor Shares Barclays U.S. Aggregate Bond Index	4.21%	5.98%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Growth Focus Fund - Investor Shares FTSE All-World Index	16.61%	(0.29%)	(reflects no deduction for fees or expenses)
Vanguard Managed Payout Growth Focus Fund - Investor Shares Managed Payout Growth Focus Composite Index	12.72%	0.93%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Managed Payout Growth Focus Fund - Investor Shares MSCI ACWI Equity IMI	16.38%	(0.13%)	(reflects no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.